Insurance Contract Receivables and Payables - Changes in insurance premiums receivable and reinsurance premiums receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance premiums receivable
Insurance premiums receivable, beginning balance	$ 4,247.1	$ 3,665.6
Gross premiums written	20,516.3	18,118.6
Premiums collected	(17,571.5)	(15,703.6)
Amounts due to brokers and agents	(2,089.4)	(1,770.1)
Foreign exchange effect and other	(129.8)	(63.4)
Insurance premiums receivable, ending balance	4,972.7	4,247.1
Reinsurance premiums receivable
Reinsurance premiums receivable, beginning balance	1,863.9	1,385.3
Gross premiums written	7,396.3	5,791.6
Premiums collected	(5,366.6)	(3,963.7)
Amounts due to brokers and agents	(1,806.1)	(1,332.3)
Foreign exchange effect and other	27.1	(17.0)
Reinsurance premiums receivable, ending balance	$ 2,114.6	$ 1,863.9